Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE	$ 11,283	$ 9,905	$ 8,578
COST OF REVENUE	21,892	16,497	15,458
GROSS LOSS	(10,609)	(6,592)	(6,880)
OPERATING EXPENSES:
Research and development, net	20,182	26,049	26,507
Sales and Marketing	3,410	4,168	4,376
General and administrative	22,455	24,272	41,254
Goodwill impairment		7,420	50,878
Change in contingent earnout liability		(4,488)	(20,376)
Other expenses (income)	90	(1,424)	8,191
TOTAL OPERATING EXPENSES	46,137	55,997	110,830
OPERATING LOSS	(56,746)	(62,589)	(117,710)
REALIZED INCOME (LOSS) FROM SALE OF MARKETABLE SECURITIES	2	(178)
FINANCIAL INCOME, net	2,870	1,652	789
OPERATING LOSS BEFORE INCOME TAXES	(53,874)	(61,115)	(116,921)
INCOME TAX BENEFIT	358	339	3,678
NET LOSS	$ (53,516)	$ (60,776)	$ (113,243)
BASIC LOSS PER SHARE (in Dollars per share)	$ (0.91)	$ (1.08)	$ (2.17)
DILUTED LOSS PER SHARE (in Dollars per share)	$ (0.91)	$ (1.08)	$ (2.17)
WEIGHTED AVERAGE NUMBER OF BASIC ORDINARY SHARES OUTSTANDING (IN THOUSANDS) (in Shares)	58,673,000	56,368,000	52,235,000
WEIGHTED AVERAGE NUMBER OF DILUTED ORDINARY SHARES OUTSTANDING (IN THOUSANDS) (in Shares)	58,673,000	56,368,000	52,235,000
NET LOSS	$ (53,516)	$ (60,776)	$ (113,243)
Other comprehensive income (loss):
Reclassification of net losses (income) realized in income statement	(2)	178
Unrealized gain (loss) from marketable securities	306	1,491	(1,367)
Total other comprehensive income (loss):	304	1,669	(1,367)
TOTAL COMPREHENSIVE LOSS	$ (53,212)	$ (59,107)	$ (114,610)